PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Other provisions [abstract]
Provisions

	As at December 31, 2018	As at December 31, 2017
Environmental rehabilitation (“PER”)	$2,726	$2,944
Post-retirement benefits	42	48
Share-based payments	26	37
Other employee benefits	22	27
Other	88	85
	$2,904	$3,141

	2018	2017
At January 1	$3,096	$2,246
PERs divested during the year	—	(31)
Closed Sites
Impact of revisions to expected cash flows recorded in earnings	(30)	46
Settlements
Cash payments	(48)	(41)
Settlement gains	(2)	(1)
Accretion	13	12
Operating Sites
PER revisions in the year	(247)	836
Settlements
Cash payments	(18)	(18)
Settlement gains	(1)	(1)
Accretion	74	48
At December 31	$2,837	$3,096
Current portion (note 24)	(111)	(152)
	$2,726	$2,944